RELATED PARTY BALANCES AND TRANSACTIONS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jan. 31, 2014	Jul. 31, 2012	Feb. 28, 2014	Oct. 26, 2013
Details of related party balances and transactions [Line Items]
Amounts due from related parties	$ 1,047	$ 62,411
Purchases of Series 2012-A Senior Secured Refi Loan Notes			10,000
Repayment of promissory note	60,884
SoFi [Member] | Series B shares [Member]
Details of related party balances and transactions [Line Items]
Purchases of Preferred Shares				49,000
SoFi [Member] | Series D shares [Member]
Details of related party balances and transactions [Line Items]
Purchases of Preferred Shares					20,789
SoFi Lending Corp. [Member] | Series 2012-A Senior Secured Refi Loan Notes [Member]
Details of related party balances and transactions [Line Items]
Purchases of Series 2012-A Senior Secured Refi Loan Notes						10,000
Nuomi Holdings Inc., equity investee of the Company[Member]
Details of related party balances and transactions [Line Items]
Amounts due from related parties		175
Repayment of promissory note							60,884
Nuomi Holdings Inc., equity investee of the Company[Member] | Nuomi [Member]
Details of related party balances and transactions [Line Items]
Amounts due from related parties		$ 61,663						$ 74,825